Financial instruments - Summary of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Contingent consideration asset (note 12 (d))	$ 43.7	$ 55.3
Interest rate swaps
Offsetting Assets [Line Items]
Fair value of derivative assets	107.1	6.1
Fair value of derivative liabilities	$ 1.5	$ 28.5